GEOGRAPHICAL INFORMATION	12 Months Ended
Dec. 31, 2022
Geographical Information
GEOGRAPHICAL INFORMATION

22.	GEOGRAPHICAL INFORMATION

As a developer and supplier of broadband wireless products and other technologies, the Company has one reportable segment. The revenue of this single segment is comprised primarily of revenue from products and, to a lesser extent, services. Revenues are attributed to countries based on the destination of the products and services supplied.

An analysis of revenue by geographical market is given below (in thousands):

	Years Ended December 31,
	2022	2021
United States	$65,778	$50,298
Other North America and Canada	7,135	920
Total North America	72,913	51,218
India	27,883	38,822
Japan	43,904	61,757
Other Asia	1,450	3,841
Total Asia	73,237	104,420
Europe	11,650	5,749
Africa and the Middle East	6,370	8,607
Latin America and the Caribbean	3,089	7,289
Total revenue	$167,259	$177,283

An analysis of the loss before income tax and the net loss by U.S. and foreign operations is below (in thousands):

	Years Ended December 31,
	2022	2021
Loss before income tax related to U.S. operations	$(23,113)	$(31,889)
Loss before income tax related to foreign operations	(62,466)	(39,327)
Loss before income tax	$(85,579)	$(71,216)

Net loss related to U.S. operations	$(23,112)	$(31,890)
Net loss related to foreign operations	(62,270)	(38,636)
Net loss	$(85,382)	$(70,526)

The long-lived assets and total assets by geographic region are shown below (in thousands):

	As of December 31,
	2022	2021
Property, plant and equipment, net:
United States	$1,126	$1,150
Asia	1,293	1,193
Europe	898	1,105
Middle East	4,022	4,276
Other	12	17
	$7,351	$7,741
Other non-current assets:
United States	$107	$102
Europe	137	151
Middle East	3,163	3,689
	3,407	3,942
Total long-lived assets	$10,758	$11,683

Total assets, net:
United States	$81,317	$140,057
Asia	5,661	20,629
Europe	9,833	10,723
Middle East	28,171	23,945
Other	113	145
	$125,095	$195,499